Translation differences, fair value and other reserves (Tables)	12 Months Ended
Dec. 31, 2020
Translation differences, fair value and other reserves
Schedule of translation differences, fair value and other reserves

		Fair value and other reserves
	Translation	Pension	Hedging	Cost of hedging	Fair value
EURm	differences	remeasurements	reserve	reserve	reserve
As of January 1, 2018	(932)	838	37	(10)	(23)
Foreign exchange translation differences	444	–	–	–	–
Net investment hedging losses	(66)	–	–	3	–
Remeasurements of defined benefit plans	–	293	–	–	–
Net fair value losses	–	–	(28)	(8)	(116)
Transfer to income statement	(37)	–	(30)	23	78
Other (decrease)/increase	(1)	6	–	–	–
As of December 31, 2018	(592)	1 137	(21)	8	(61)
Foreign exchange translation differences	259	–	–	–	–
Net investment hedging losses	(40)	–	–	(6)	–
Remeasurements of defined benefit plans	–	319	–	–	–
Net fair value losses	–	–	(17)	(34)	(101)
Transfer to income statement	1	–	32	18	107
Other increase	–	1	–	–	–
As of December 31, 2019	(372)	1 457	(6)	(14)	(55)
Foreign exchange translation differences	(1 231)	–	–	–	–
Net investment hedging gains	307	–	–	1	–
Remeasurements of defined benefit plans	–	484	–	–	–
Net fair value gains/(losses)	–	–	13	(13)	(175)
Transfer to income statement	–	–	(5)	16	208
Other decrease	(1)	–	–	–	–
Movement attributable to non-controlling interests	2	(1)	–	–	–
As of December 31, 2020	(1 295)	1 940	2	(10)	(22)